Organization and Business Operation (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 10, 2021	Jul. 22, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Business Acquisition, Transaction Costs					$ 3,211,839
Underwriting Income (Loss)			$ 1,018,240		1,018,240
Other Underwriting Expense			1,527,358		1,527,358
Other Deferred Costs, Net			666,241		666,241
Proceeds from Issuance Initial Public Offering				$ 50,000,000	$ 50,911,960
Percentage of asset held in trust account			80.00%		80.00%
Business combination rercentage of voting securities			50.00%		50.00%
Loans Payable to Bank					$ 259,228
Assets Held-in-trust, Current					50,913,517
Working capital			$ 358,220		240,568
Cash			52,269		259,228
Marketable Securities, Current			$ 51,428,661		$ 50,913,517
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	5,000,000
Share Price	$ 10
Sale of Stock, Consideration Received on Transaction	$ 50,000,000
Sale of Stock, Price Per Share			$ 10.00
Proceeds from Issuance Initial Public Offering	$ 50,000,000
Shares Issued, Price Per Share	$ 10.00				$ 10.00
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1,824
Share Price	$ 10.00
Sale of Stock, Consideration Received on Transaction		$ 930,200
Sale of stock	205,000
Gross proceeds	2,050,000
Sale of Stock, Price Per Share	$ 10.00	$ 10.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		91,196
Sale of Stock, Price Per Share		$ 10.00
Over-Allotment Option [Member] | Sponsor [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		911,960
Sale of Stock, Price Per Share		$ 10.00